12. LONG-TERM PAYABLES (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Payables Tables
Summary of Long-term borrowings
	December 31,
	2014	2013

Security deposits from customers	$9,102	$8,955
Amounts due under mortgage financing arrangement, net of current portion	—	902
Net long-term payables	$9,102	$9,857

Security deposits
	Years Ending December 31,
	2015	2016	2017	Total
Security deposits from customers	$4,237	$4,861	$4	$9,102

Long-term payables from the mortgage financing arrangement
	December 31,
	2014	2013

Total amounts due under mortgage financing arrangement	$924	$2,498
Less: Unrealized interest expense	(25)	(160)
Net amounts due under mortgage financing arrangement	$899	$2,338
Amounts due under mortgage financing arrangement, current	(899)	(1,436)
Amounts due under mortgage financing arrangement, non-current	$—	$902

Schedule of future amounts due under the mortgage financing arrangement
	Years Ending December 31,
	2015	2016	Total

Amounts due under mortgage financing arrangement	$924	$—	$924
Less: Unrealized interest expense	(25)	—	(25)
Total amounts due under mortgage financing arrangement	$899	$—	$899